UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22334

Western Asset Global Corporate Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
April 30, 2026

WESTERN ASSET
GLOBAL CORPORATE
OPPORTUNITY
FUND INC. (GDO)

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

Fund objectives
The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.
What’s inside

II
Western Asset Global Corporate Opportunity Fund Inc.

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Global Corporate Opportunity Fund Inc. for the six-month reporting period ended April 30, 2026. Please read on for Fund performance information during the Fund’s reporting period.
Special shareholder notices
Effective April 17, 2026, the named portfolio management team responsible for the day-to-day oversight of the Fund is as follows: Michael Buchanan, Annabel Rudebeck, Walter Kilcullen, Christopher Kilpatrick, John Hwang and Ryan Kohan.
Effective September 30, 2026, Christopher Kilpatrick will no longer be a member of the portfolio management team of the Fund.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
May 29, 2026
Western Asset Global Corporate Opportunity Fund Inc.

III

Performance review
For the six months ended April 30, 2026, Western Asset Global Corporate Opportunity Fund Inc. returned 2.12% based on its net asset value (NAV)i and 1.38% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Global Aggregate Corporate Indexii, returned 0.81% for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.73 per share. As of April 30, 2026, the Fund estimates that 55% of the distributions were sourced from net investment income and 45% constituted return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of April 30, 2026. Past performance is no guarantee of future results.

Performance Snapshot as of April 30, 2026 (unaudited)
Price Per Share	6-Month Total Return**
$11.65 (NAV)	2.12%†
$11.08 (Market Price)	1.38%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “GDO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XGDOX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition,
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset Global Corporate Opportunity Fund Inc.

the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Global Corporate Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
May 29, 2026
RISKS: The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk, call risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may invest in lower-rated high yield bonds, known as “junk bonds,” which are subject to greater credit risk (risk of default) than higher-rated obligations. The Fund’s investments in foreign securities involve risks, including the possibility of losses due to changes in currency exchange rates and negative developments in the political, social, economic or regulatory structure of specific countries or regions. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events,
Western Asset Global Corporate Opportunity Fund Inc.

V

Performance review (cont’d)
investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the shares of common stock outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg Global Aggregate Corporate Index is a global investment-grade, fixed-rate corporate debt index, including industrial, utility and financial sectors.
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset Global Corporate Opportunity Fund Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

25%
20%
15%
10%
5%
0%
As of April 30, 2026
As of October 31, 2025
22.0
21.2
12.5
12.0
11.8
12.1
11.5
11.2
6.7
6.3
6.1
7.5
5.2
4.9
4.7
5.0
4.6
5.3
4.3
2.5
2.8
3.1
2.5
4.1
2.4
2.0
2.4
2.0
0.5
0.8
Financials
Energy
Consumer discretionary
Communication services
Materials
Industrials
Sovereign bonds
Asset-backed securities
Health care
Information technology
Collateralized mortgage obligations
Utilities
Real estate
Consumer staples
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of April 30, 2026, and October 31, 2025, and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 120.9%
Communication Services — 17.0%
Diversified Telecommunication Services — 3.3%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,210,000	$902,312 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	168,255	171,856 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	160,061	157,570 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	270,000	289,509 (a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	600,000	662,457 (b)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	437,339 (b)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	270,000	283,935 (a)
Total Diversified Telecommunication Services				2,904,978
Entertainment — 3.3%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	590,000	422,458 (b)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	710,000	707,898 (a)(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	110,000	116,330 (b)
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	90,000	93,711 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	6.250%	7/1/33	150,000 EUR	181,392 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	140,000	144,322 (a)
Pinewood Finco PLC, Senior Secured Notes	6.000%	3/27/30	690,000 GBP	930,855 (a)(b)
Walt Disney Co., Senior Notes	2.650%	1/13/31	320,000	297,257 (b)
Total Entertainment				2,894,223
Media — 6.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	230,000	225,694 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	239,781 (b)
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	300,000	$184,193 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	360,000	337,284
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	200,000	115,651
Comcast Corp., Senior Notes	4.200%	8/15/34	930,000	875,675 (b)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	80,000	81,578 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	270,000	281,135 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	440,000	454,518 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,838,650	1,997,477 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	40,000	35,763 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	220,000	195,211 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	350,000	234,159
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	540,000	544,504 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	190,000	197,363 (a)
Total Media				5,999,986
Wireless Telecommunication Services — 3.5%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	450,000	473,877 (b)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	550,000	394,192 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	520,000	309,979 (a)(b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	740,000	432,184 (a)(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	107,119 (b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	860,000	813,813 (b)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	480,000 GBP	$565,080 (a)
Total Wireless Telecommunication Services				3,096,244

Total Communication Services				14,895,431
Consumer Discretionary — 15.0%
Automobile Components — 1.4%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	490,000	478,707 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	200,000	207,499 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	600,000	587,513 (a)
Total Automobile Components				1,273,719
Automobiles — 2.1%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	310,000	328,365 (b)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	210,000	199,261 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,370,000	1,277,525 (a)
Total Automobiles				1,805,151
Broadline Retail — 2.6%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	980,000	1,067,354 (a)(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	900,000	831,850 (b)
Prosus NV, Senior Notes	4.193%	1/19/32	400,000	383,686 (b)(c)
Total Broadline Retail				2,282,890
Hotels, Restaurants & Leisure — 5.6%
Carnival Corp., Senior Notes	6.125%	2/15/33	320,000	324,867 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000 EUR	1,244,552 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	700,000	665,357 (a)(b)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,590
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	530,000	511,659 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	310,000	319,688
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	460,000	480,411 (a)(b)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	120,000	121,818 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	600,000	569,813
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	3.250%	8/8/31	500,000	$458,971
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	198,688 (a)
Total Hotels, Restaurants & Leisure				4,936,414
Household Durables — 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	238,000	238,899 (b)
Specialty Retail — 3.0%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	320,000	325,642 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	560,000	569,021 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	270,000	248,542 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	1,190,000	1,149,765 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	330,000	333,465 (a)
Total Specialty Retail				2,626,435

Total Consumer Discretionary				13,163,508
Consumer Staples — 3.5%
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	830,000	811,266 (b)
Food Products — 2.3%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	3.750%	12/1/31	300,000	281,655 (b)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	1,300,000	1,347,142 (b)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	50,000	44,810 (b)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	310,000	317,518 (a)
Total Food Products				1,991,125
Tobacco — 0.3%
Altria Group Inc., Senior Notes	2.450%	2/4/32	150,000	132,075 (b)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	140,000	135,963 (b)
Total Tobacco				268,038

Total Consumer Staples				3,070,429
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 18.0%
Energy Equipment & Services — 0.8%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	380,000	$401,429 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	280,000	291,331 (a)
Total Energy Equipment & Services				692,760
Oil, Gas & Consumable Fuels — 17.2%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	250,000	241,116 (b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	139,348 (b)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	680,000	696,325 (a)(b)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	570,000	603,097 (a)(b)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	400,000	390,164 (b)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	320,000	309,625 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	890,000	685,385
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	240,000	242,878 (d)(e)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	820,000	803,541 (a)
Hess Midstream Operations LP, Senior Notes	4.250%	2/15/30	350,000	339,630 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	320,000	325,707 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	912,815 (a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	200,000	232,010 (a)(b)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	200,000	207,373 (a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	260,000	195,302 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	650,000	665,849 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	110,000	109,469
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	660,464 (b)
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
QazaqGaz National Co. JSC, Senior Notes	4.375%	9/26/27	350,000	$349,829 (c)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	640,000	641,627 (b)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	688,581 (a)(b)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	352,000	364,723 (a)(d)(e)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	650,000	606,663 (a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	292,000	290,949 (a)(b)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	550,000	490,448 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.000%	5/1/36	330,000	332,723 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,340,000	1,326,235 (a)(b)(d)(e)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	240,000	270,041 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	150,000	159,527 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	90,000	90,946 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	905,000	881,473 (b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	213,435 (b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	140,000	156,598 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	442,620 (b)
Total Oil, Gas & Consumable Fuels				15,066,516

Total Energy				15,759,276
Financials — 30.7%
Banks — 16.0%
Banco de Chile, Senior Notes	2.990%	12/9/31	700,000	640,398 (a)
Banco de Credito e Inversiones SA, Senior Notes	2.875%	10/14/31	700,000	639,950 (a)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Banco Santander SA, Subordinated Notes (5.750% to 8/23/28 then EUR 5 year Swap Rate + 2.850%)	5.750%	8/23/33	400,000 EUR	$488,290 (b)(c)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	910,000	913,674 (b)(d)(e)
Bank of Nova Scotia, Senior Notes	2.450%	2/2/32	400,000	355,364 (b)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	200,000	200,037 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	683,172 (b)(e)
BNP Paribas SA, Junior Subordinated Notes (7.200% to 4/17/36 then 5 year Treasury Constant Maturity Rate + 2.942%)	7.200%	4/17/36	200,000	201,276 (a)(d)(e)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	500,000	505,018 (a)(b)(e)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	300,000	296,351 (a)(b)(e)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	160,000	162,055 (d)(e)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	130,000	132,074 (d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000	1,984,711 (b)
Danske Bank A/S, Subordinated Notes (4.625% to 5/14/29 then EURIBOR 5 year ICE Swap Rate + 1.950%)	4.625%	5/14/34	400,000 EUR	480,318 (c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,320,000	1,334,205 (b)(d)(e)
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	210,000	$210,000 (d)(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	200,000	205,444 (b)(d)(e)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	2,000,000	1,810,249 (b)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,150,000	1,230,482 (d)(e)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	650,000	606,735 (b)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	400,000	411,767 (b)(e)
Ueno Bank SA, Senior Notes	6.700%	3/6/31	230,000	226,092 (a)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	260,000	260,984 (d)(e)
Total Banks				13,978,646
Capital Markets — 5.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	700,000	652,871 (b)(d)(e)
Credit Suisse AG AT1 Claim	—	—	3,900,000	0 *(g)(h)(i)
Currenta Group Holdings Sarl, Senior Secured Notes	5.500%	5/15/30	160,000 EUR	189,560 (a)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000	2,463,781 (e)(j)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	900,000	837,482 (b)(e)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	400,000	$409,578 (a)(d)(e)
UBS Group AG, Senior Notes	4.875%	5/15/45	470,000	422,006 (b)
Total Capital Markets				4,975,278
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.423%	1/15/56	460,000	445,456 (a)(e)
Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	3,111,587 (j)
Block Inc., Senior Notes	6.000%	8/15/33	320,000	319,640 (a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	600,000	622,429 (a)(b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	360,000	365,526 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	340,000	318,713 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	8.750%	1/15/32	180,000	174,501 (a)(f)
Total Financial Services				4,912,396
Insurance — 2.0%
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	590,000	616,667 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	100,000	109,514 (a)(b)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Subordinated Notes (3.250% to 5/26/29 then 3 mo. EURIBOR + 3.400%)	3.250%	5/26/49	500,000 EUR	580,953 (b)(c)(e)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	460,000	460,178 (a)
Total Insurance				1,767,312
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	470,000	465,861 (a)
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — continued
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	330,000	$342,452 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				808,313

Total Financials				26,887,401
Health Care — 6.3%
Biotechnology — 0.3%
Amgen Inc., Senior Notes	2.450%	2/21/30	300,000	278,985 (b)
Health Care Providers & Services — 4.0%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	260,000	255,952 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	360,000	387,086 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	479,503 (b)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	406,095 (b)
HCA Inc., Senior Notes	3.500%	9/1/30	550,000	523,050 (b)
Humana Inc., Senior Notes	5.875%	3/1/33	200,000	205,223 (b)
LifePoint Health Inc., Senior Secured Notes	7.000%	5/1/34	330,000	322,133 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	130,000	135,290 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	310,000	310,329 (a)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	500,000	454,774 (b)
Total Health Care Providers & Services				3,479,435
Pharmaceuticals — 2.0%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	590,000	609,731 (a)(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	620,000	619,033 (a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	70,000	51,581 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	360,000	357,588 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	100,000	77,126
Total Pharmaceuticals				1,715,059

Total Health Care				5,473,479
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 8.8%
Aerospace & Defense — 1.0%
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	600,000	$579,666 (a)(b)
Boeing Co., Senior Notes	3.625%	2/1/31	300,000	286,280 (b)
Total Aerospace & Defense				865,946
Building Products — 1.1%
GUSAP III LP, Senior Notes	7.250%	4/16/44	840,000	941,880 (a)(b)
Commercial Services & Supplies — 3.1%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	320,000	333,553 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	700,000	751,641 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	80,000	83,279
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	280,000	289,159 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	210,000	210,429 (a)
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	330,000	334,887 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	660,000	681,787 (a)(b)
Total Commercial Services & Supplies				2,684,735
Construction & Engineering — 0.2%
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	190,000	207,301 (a)
Ground Transportation — 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	214,000	208,094 (a)
Machinery — 1.8%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	1,500,000 EUR	1,551,440 (b)(c)
Passenger Airlines — 0.1%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	125,000	125,125 (a)(b)
Trading Companies & Distributors — 1.3%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	710,000	627,457 (a)
Sumisho Air Lease Corp., Senior Notes	5.100%	3/1/29	500,000	504,864 (b)
Total Trading Companies & Distributors				1,132,321

Total Industrials				7,716,842
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 4.6%
Electronic Equipment, Instruments & Components — 0.8%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	$180,509 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	470,000	493,232 (a)(b)
Total Electronic Equipment, Instruments & Components				673,741
IT Services — 1.9%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	250,000	268,852 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	800,000	798,423 (a)(f)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	580,000	587,722 (a)
Total IT Services				1,654,997
Semiconductors & Semiconductor Equipment — 0.8%
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	680,000	687,392 (a)(b)
Software — 0.9%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	340,000	323,253 (a)(b)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	190,000	187,173 (a)
Oracle Corp., Senior Notes	6.000%	8/3/55	380,000	318,855
Total Software				829,281
Technology Hardware, Storage & Peripherals — 0.2%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	130,000	132,059 (a)

Total Information Technology				3,977,470
Materials — 9.8%
Chemicals — 2.3%
ARC Falcon I Inc./Arclin USA LLC/ New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	480,000	471,010 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	100,000	104,118
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	200,000	192,500 (a)
OCP SA, Senior Notes	6.750%	5/2/34	1,220,000	1,282,435 (a)
Total Chemicals				2,050,063
Metals & Mining — 6.7%
Antofagasta PLC, Senior Notes	5.625%	9/9/35	700,000	710,430 (a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	150,000	165,633 (b)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	70,000	$71,285 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,180,000	2,293,338 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	280,000	288,082 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	57,321 (b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,280,000	1,218,385 (b)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	200,000	200,355
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	836,438
Total Metals & Mining				5,841,267
Paper & Forest Products — 0.8%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	750,000	706,435 (b)

Total Materials				8,597,765
Real Estate — 3.5%
Diversified REITs — 1.0%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	140,000	136,588
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	118,434
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	120,000	99,385
Trust 2401, Senior Notes	4.869%	1/15/30	400,000	388,750 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	160,000	167,577 (a)
Total Diversified REITs				910,734
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	80,000	71,997
Real Estate Management & Development — 1.2%
Blackstone Property Partners Europe Holdings Sarl, Senior Notes	1.625%	4/20/30	500,000 EUR	541,751 (b)(c)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	271,871	37,382 (c)(k)
P3 Group Sarl, Senior Notes	4.625%	2/13/30	400,000 EUR	484,868 (c)
Total Real Estate Management & Development				1,064,001
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialized REITs — 1.2%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	280,000	$280,067 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	540,000	547,292 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	140,000	140,723 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	60,000	58,908 (a)
Total Specialized REITs				1,026,990

Total Real Estate				3,073,722
Utilities — 3.7%
Electric Utilities — 3.4%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000	908,870 (a)(b)
Electricite de France SA, Senior Notes	1.000%	11/29/33	900,000 EUR	865,343 (b)(c)
ENEL Finance International NV, Senior Notes	2.875%	4/11/29	600,000 GBP	767,969 (b)(c)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	130,000	129,174 (a)(b)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	200,000	219,330 (b)
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	50,000	50,089 (a)(f)
Total Electric Utilities				2,940,775
Independent Power and Renewable Electricity Producers — 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	292,050	288,499 (a)(b)

Total Utilities				3,229,274
Total Corporate Bonds & Notes (Cost — $100,837,263)				105,844,597
Sovereign Bonds — 7.7%
Angola — 0.8%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	700,000	716,382 (a)
Argentina — 0.4%
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	360,000	360,706 (a)
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	200,000	184,627 (a)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Jordan — 0.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000	$257,658 (a)
Mexico — 2.1%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	2,450,000	1,821,575 (b)
Philippines — 0.4%
Philippine Government International Bond, Senior Notes	3.200%	7/6/46	500,000	347,385
Poland — 1.9%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	250,000	255,619 (c)
Republic of Poland Government Bond	1.250%	10/25/30	6,180,000 PLN	1,449,329
Total Poland				1,704,948
Qatar — 0.6%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000	490,442 (a)
Uruguay — 1.0%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	30,000,000 UYU	833,048

Total Sovereign Bonds (Cost — $6,275,547)				6,716,771
Senior Loans — 7.4%
Consumer Discretionary — 2.4%
Automobile Components — 0.6%
ABC Technologies Inc., Term Loan B	11.918-11.950%	1/2/40	490,071	471,737 (e)(g)(h)(l)(m)
Diversified Consumer Services — 0.3%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.506%	6/24/30	420,000	282,509 (e)(l)(m)(n)
Hotels, Restaurants & Leisure — 1.5%
Hilton Worldwide Finance LLC, Term Loan B4 (1 mo. Term SOFR + 1.750%)	5.404%	11/8/30	850,000	855,087 (e)(l)(m)
Light & Wonder International Inc., Term Loan B3 (1 mo. Term SOFR + 2.000%)	5.653%	4/16/29	480,147	481,047 (e)(l)(m)
Total Hotels, Restaurants & Leisure				1,336,134

Total Consumer Discretionary				2,090,380
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Buckeye Partners LP, 2025 Term Loan B7 (1 mo. Term SOFR + 1.750%)	5.402%	11/22/32	492,541	$495,695 (e)(l)(m)

Financials — 1.9%
Capital Markets — 0.1%
Edelman Financial Engines Center LLC, Term Loan B	—	11/28/31	100,000	100,250 (h)(n)
Consumer Finance — 0.7%
Blackhawk Network Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 3.500%)	7.152%	3/12/29	157,214	156,007 (e)(l)(m)
TransUnion LLC, Term Loan B9 (1 mo. Term SOFR + 1.750%)	5.402%	6/24/31	490,050	490,663 (e)(l)(m)
Total Consumer Finance				646,670
Financial Services — 0.9%
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	5.700%	10/31/31	704,385	707,809 (e)(l)(m)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	7/31/31	39,800	39,163 (e)(l)(m)
Total Financial Services				746,972
Insurance — 0.2%
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	3/11/33	170,000	167,539 (e)(l)(m)

Total Financials				1,661,431
Health Care — 0.6%
Life Sciences Tools & Services — 0.6%
IQVIA Inc., Incremental Dollar Term Loan B5 (3 mo. Term SOFR + 1.750%)	5.450%	1/2/31	488,813	493,243 (e)(l)(m)

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	187,687	84,459 *(h)(n)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	71,506	1,430 *(h)(o)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.668%	7/14/26	30,521	29,758 (e)(l)(m)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.668%	7/14/26	7,569	$7,381 (e)(l)(m)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.668%	7/14/26	14,950	14,576 (e)(l)(m)

Total Industrials				137,604
Information Technology — 1.7%
Semiconductors & Semiconductor Equipment — 1.5%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	460,000	492,704 (l)(m)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	540,000	558,900 (l)(m)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	300,000	304,852 (g)(h)(l)(m)
Total Semiconductors & Semiconductor Equipment				1,356,456
Software — 0.2%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.502%	10/8/28	169,557	153,238 (e)(l)(m)

Total Information Technology				1,509,694
Materials — 0.1%
Chemicals — 0.1%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	3/15/29	127,293	123,729 (e)(l)(m)

Total Senior Loans (Cost — $6,646,193)				6,511,776
Asset-Backed Securities — 6.9%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.425%	4/20/37	310,000	305,334 (a)(e)
AMMC CLO Ltd., 2024-30A D1R (3 mo. Term SOFR + 2.650%)	6.243%	4/15/39	190,000	188,720 (a)(e)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.375%	1/20/37	110,000	109,991 (a)(e)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.775%	1/20/38	190,000	190,224 (a)(e)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.623%	7/15/37	290,000	263,051 (a)(e)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.564%	11/22/34	270,000	269,530 (a)(e)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.925%	1/18/35	270,000	265,994 (a)(e)
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.425%	4/19/35	110,000	$101,296 (a)(e)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.247%	1/25/38	290,000	277,757 (a)(e)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.180%	4/16/34	260,000	256,304 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	9.425%	10/20/34	280,000	279,469 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.075%	1/20/38	460,000	450,872 (a)(e)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.180%	4/17/34	100,000	99,036 (a)(e)
Katayma CLO Ltd., 2024-2A D (3 mo. Term SOFR + 4.500%)	8.175%	4/20/37	270,000	271,291 (a)(e)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.367%	1/25/38	390,000	379,078 (a)(e)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.825%	7/20/36	200,000	199,930 (a)(e)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	6.923%	10/15/37	240,000	240,472 (a)(e)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.015%	1/20/38	350,000	299,332 (a)(e)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.365%	1/20/38	150,000	147,394 (a)(e)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.130%	4/17/37	170,000	166,547 (a)(e)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.525%	7/19/37	150,000	150,366 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.625%	7/20/37	100,000	99,492 (a)(e)
Palmer Square Loan Funding Ltd., 2024-3A CR (3 mo. Term SOFR + 1.850%)	5.510%	8/8/32	190,000	184,265 (a)(e)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.675%	4/20/38	340,000	340,169 (a)(e)
Sandstone Peak Ltd., 2024-1A D1R (3 mo. Term SOFR + 3.050%)	6.714%	4/25/37	190,000	190,373 (a)(e)(f)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.175%	4/20/37	100,000	100,222 (a)(e)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	9.417%	10/24/37	210,000	$206,256 (a)(e)

Total Asset-Backed Securities (Cost — $6,182,971)				6,032,765
Collateralized Mortgage Obligations(p) — 4.1%
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,370	1,343 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	6.645%	12/25/50	440,000	468,224 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.045%	2/25/42	225,000	227,055 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021- R03 1M2 (30 Day Average SOFR + 1.650%)	5.295%	12/25/41	381,387	382,928 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023- R06 1M2 (30 Day Average SOFR + 2.700%)	6.345%	7/25/43	790,000	809,954 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024- R02 1M2 (30 Day Average SOFR + 1.800%)	5.445%	2/25/44	730,000	735,355 (a)(e)
JPMorgan Mortgage Trust, 2005-A5 1A2	4.683%	8/25/35	21,922	21,408 (e)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.522%	12/15/48	40,459	39,772 (e)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	610,000	565,009
UBS Commercial Mortgage Trust, 2018-C15 C	5.307%	12/15/51	405,000	386,309 (e)

Total Collateralized Mortgage Obligations (Cost — $3,482,288)				3,637,357
			Shares
Common Stocks — 0.2%
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco			950	19,636 *
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			57	$80 *(q)
Spirit Aviation Holdings Inc.			9,897	13,855 *

Total Industrials				13,935
Information Technology — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
VCI Asset Holdings 2 LLC			141,919	149,725 *(g)(h)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Country Garden Holdings Co. Ltd.			2,250	84 *(g)

Total Common Stocks (Cost — $281,032)				183,380
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.1%
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd., Senior Notes (Cost — $77,004)	0.000%	12/31/31	563,247	60,211 (c)
			Shares
Preferred Stocks — 0.0%††
Financials — 0.0%††
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.632%		346	8,615 (e)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.705%		637	14,575 (e)

Total Preferred Stocks (Cost — $23,133)				23,190
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $85,603)		3/12/30	7,032	9,845 *(a)(g)(q)
Total Investments before Short-Term Investments (Cost — $123,891,034)				129,019,892
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $703,492)	3.588%	703,492	$703,492 (r)(s)
Total Investments — 148.1% (Cost — $124,594,526)			129,723,384
Liabilities in Excess of Other Assets — (48.1)%			(42,144,309)
Total Net Assets — 100.0%			$87,579,075

See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (Note 6).
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan has not settled as of April 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)	The coupon payment on this security is currently in default as of April 30, 2026.
(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Restricted security (Note 10).
(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $703,492 and the cost was $703,492 (Note 9).

See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
PLN	—	Polish Zloty
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At April 30, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.160%	3/11/2026	6/10/2026	$4,690,435	Corporate Bonds & Notes	$4,876,942
				$4,690,435		$4,876,942

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At April 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,940,570	USD	2,123,334	Citibank N.A.	7/16/26	$48,570
GBP	783,872	USD	1,038,088	Citibank N.A.	7/16/26	28,288
USD	117,859	EUR	101,498	Citibank N.A.	7/16/26	(1,673)
EUR	14,328,205	USD	16,648,657	JPMorgan Chase & Co.	7/16/26	225,513
Net unrealized appreciation on open forward foreign currency contracts						$300,698

See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
Abbreviation(s) used in this table:
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
Summary of Investments by Country#
United States	55.8%
United Kingdom	6.4
Mexico	4.4
Cayman Islands	3.1
Ireland	2.9
Brazil	2.6
Spain	2.1
Zambia	2.0
Luxembourg	1.8
France	1.7
Chile	1.5
Kazakhstan	1.4
Poland	1.3
Canada	1.2
Jersey	1.2
Germany	1.1
Switzerland	1.0
Morocco	1.0
Macau	1.0
Uruguay	0.6
Belgium	0.6
Italy	0.6
Angola	0.6
Colombia	0.5
Qatar	0.4
China	0.4
Denmark	0.4
Israel	0.3
Argentina	0.3
Philippines	0.3
Peru	0.2
Indonesia	0.2
Jordan	0.2
Paraguay	0.2
Ivory Coast	0.1
Bermuda	0.1
Short-Term Investments	0.5
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2026, and are subject to change.
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Statement of assets and liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $123,891,034)	$129,019,892
Investments in affiliated securities, at value (Cost — $703,492)	703,492
Foreign currency, at value (Cost — $225,315)	222,110
Interest receivable	1,602,387
Unrealized appreciation on forward foreign currency contracts	302,371
Receivable for securities sold	220,143
Dividends receivable from affiliated investments	2,353
Prepaid expenses	8,529
Total Assets	132,081,277
Liabilities:
Loan payable (Note 6)	37,500,000
Payable for open reverse repurchase agreements (Note 3)	4,690,435
Payable for securities purchased	1,891,800
Interest and commitment fees payable	177,033
Investment management fee payable	75,184
Directors’ fees payable	2,701
Unrealized depreciation on forward foreign currency contracts	1,673
Due to custodian	518
Accrued expenses	162,858
Total Liabilities	44,502,202
Total Net Assets	$87,579,075
Net Assets:
Par value ($0.001 par value; 7,519,400 shares issued and outstanding; 100,000,000 shares authorized)	$7,519
Paid-in capital in excess of par value	145,511,092
Total distributable earnings (loss)	(57,939,536)
Total Net Assets	$87,579,075
Shares Outstanding	7,519,400
Net Asset Value	$11.65
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Interest	$4,712,667
Dividends from affiliated investments	32,289
Dividends from unaffiliated investments	1,090
Less: Foreign taxes withheld	(963)
Total Investment Income	4,745,083
Expenses:
Interest expense (Notes 3 and 6)	1,051,544
Investment management fee (Note 2)	537,414
Legal fees	35,126
Fund accounting fees	32,959
Audit and tax fees	28,996
Shareholder reports	20,083
Transfer agent fees	17,222
Directors’ fees	17,065
Commitment fees (Note 6)	6,894
Stock exchange listing fees	6,201
Custody fees	3,814
Insurance	202
Miscellaneous expenses	6,203
Total Expenses	1,763,723
Less: Fee waivers and/or expense reimbursements (Note 2)	(68,187)
Net Expenses	1,695,536
Net Investment Income	3,049,547
Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(395,945)
Forward foreign currency contracts	(175,539)
Foreign currency transactions	614
Net Realized Loss	(570,870)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,053,851)
Forward foreign currency contracts	412,809
Foreign currencies	15,100
Change in Net Unrealized Appreciation (Depreciation)	(625,942)
Net Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,196,812)
Increase in Net Assets From Operations	$1,852,735
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment income	$3,049,547	$5,739,038
Net realized gain (loss)	(570,870)	1,252,148
Change in net unrealized appreciation (depreciation)	(625,942)	2,238,518
Increase in Net Assets From Operations	1,852,735	9,229,704
Distributions to Shareholders From (Note 1):
Total distributable earnings	(5,504,201)	(6,628,577)
Return of capital	—	(4,379,825)
Decrease in Net Assets From Distributions to Shareholders	(5,504,201)	(11,008,402)
Decrease in Net Assets	(3,651,466)	(1,778,698)
Net Assets:
Beginning of period	91,230,541	93,009,239
End of period	$87,579,075	$91,230,541
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended April 30, 2026

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$1,852,735
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(23,468,772)
Sales of portfolio securities	29,740,628
Net purchases, sales and maturities of short-term investments	205,975
Payment-in-kind	(23,898)
Net amortization of premium (accretion of discount)	(783,510)
Decrease in receivable for securities sold	850,843
Decrease in interest receivable	34,804
Increase in prepaid expenses	(6,085)
Decrease in dividends receivable from affiliated investments	4,829
Increase in payable for securities purchased	834,600
Decrease in investment management fee payable	(6,854)
Increase in Directors’ fees payable	2,106
Decrease in interest and commitment fees payable	(33,424)
Decrease in accrued expenses	(2,360)
Net realized loss on investments	395,945
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	641,042
Net Cash Provided in Operating Activities*	10,238,604
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(6,421,568)
Repayment of loan facility borrowings	(4,000,000)
Increase in due to custodian	518
Increase in payable for open reverse repurchase agreements	20,060
Net Cash Used by Financing Activities	(10,400,990)
Net Decrease in Cash and Restricted Cash	(162,386)
Cash and restricted cash at beginning of period	384,496
Cash and restricted cash at end of period	$222,110

*	Included in operating expenses is $1,091,862 paid for interest and commitment fees on borrowings.
The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of
Cash Flows.
April 30, 2026
Cash	$222,110
Restricted cash	—
Total cash and restricted cash shown in the Statement of Cash Flows	$222,110
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$12.13	$12.37	$11.92	$12.63	$18.06	$17.91
Income (loss) from operations:
Net investment income	0.41	0.76	0.78	0.89	1.04	1.07
Net realized and unrealized gain (loss)	(0.16)	0.46	0.99	(0.39)	(5.26)	0.29
Total income (loss) from operations	0.25	1.22	1.77	0.50	(4.22)	1.36
Less distributions from:
Net investment income	(0.73)[3]	(0.88)	(0.81)	(0.85)	(0.55)	(0.94)
Return of capital	—	(0.58)	(0.51)	(0.36)	(0.66)	(0.27)
Total distributions	(0.73)	(1.46)	(1.32)	(1.21)	(1.21)	(1.21)
Anti-dilutive impact of tender offer	—	—	(0.00)[4,5]	—	—	—
Net asset value, end of period	$11.65	$12.13	$12.37	$11.92	$12.63	$18.06
Market price, end of period	$11.08	$11.65	$11.90	$11.36	$11.70	$18.16
Total return, based on NAV[6,7]	2.12%	10.69%	15.14%	3.65%	(24.14)%	7.62%
Total return, based on Market Price[8]	1.38%	10.98%	16.48%	6.98%	(29.96)%	17.43%
Net assets, end of period (000s)	$87,579	$91,231	$93,009	$178,213	$188,826	$269,831
Ratios to average net assets:
Gross expenses[9]	3.96%[10]	4.63%	4.49%	4.01%	2.12%	1.53%
Net expenses[9,11,12]	3.81 [10]	4.47	4.43	4.01	2.12	1.53
Net investment income	6.85 [10]	6.31	6.13	6.82	6.80	5.73
Portfolio turnover rate	18%	56%	47%	37%	81%	35%
Supplemental data:
Loan Outstanding, End of Period (000s)	$37,500	$41,500	$44,000	$81,000	$83,000	$90,000
Asset Coverage Ratio for Loan Outstanding[13]	334%	320%	311%	320%	328%	400%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[13]	$3,335	$3,198	$3,114	$3,200	$3,275	$3,998
Weighted Average Loan (000s)	$40,859	$41,616	$78,891	$81,477	$86,510	$90,000
Weighted Average Interest Rate on Loan	4.64%	5.26%	6.18%	5.56%	1.69%	0.76%

See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Financial highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]	The tender offer was completed at a price of $12.96 for 7,429,768 shares and $96,289,793 for the year ended October 31, 2024.
[6]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[8]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Includes expenses related to borrowings of 2.38%, 2.90%, 3.02%, 2.61%, 0.76% and 0.27% for the six months ended April 30, 2026 and years ended October 31, 2025, 2024, 2023, 2022 and 2021 respectively.
[10]	Annualized.
[11]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[12]	Reflects fee waivers and/or expense reimbursements.
[13]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Global Corporate Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.
At the Fund’s Special Meeting held on June 10, 2024, stockholders approved the proposal to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on December 2, 2024, and eliminating the Fund’s fundamental policy to liquidate on or about December 2, 2024. Since the Fund maintained at least $50 million of net assets following a tender offer (See Note 5, “Tender Offer”), the Fund changed its name from “Western Asset Global Corporate Defined Opportunity Fund Inc.” to “Western Asset Global Corporate Opportunity Fund Inc.” and the conversion became effective on November 1, 2024.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$26,887,401	$0 *	$26,887,401
Other Corporate Bonds & Notes	—	78,957,196	—	78,957,196
Sovereign Bonds	—	6,716,771	—	6,716,771
Senior Loans:
Consumer Discretionary	—	1,618,643	471,737	2,090,380
Financials	—	1,561,181	100,250	1,661,431
Industrials	—	51,715	85,889	137,604
Information Technology	—	1,204,842	304,852	1,509,694
Other Senior Loans	—	1,112,667	—	1,112,667
Asset-Backed Securities	—	6,032,765	—	6,032,765
Collateralized Mortgage Obligations	—	3,637,357	—	3,637,357
Common Stocks:
Industrials	$13,855	80	—	13,935
Information Technology	—	—	149,725	149,725
Other Common Stocks	—	19,720	—	19,720
Convertible Bonds & Notes	—	60,211	—	60,211
Preferred Stocks	23,190	—	—	23,190
Warrants	—	9,845	—	9,845
Total Long-Term Investments	37,045	127,870,394	1,112,453	129,019,892
Short-Term Investments†	703,492	—	—	703,492
Total Investments	$740,537	$127,870,394	$1,112,453	$129,723,384
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$302,371	—	$302,371
Total	$740,537	$128,172,765	$1,112,453	$130,025,755
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,673	—	$1,673

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	$0 *	—	—	—	—
Health Care	0 *	—	$1,011	—	—
Senior Loans:
Consumer Discretionary	442,750	$1,549	—	$(2,632)	$492,255
Financials	491,873	—	—	636	99,000
Industrials	—	91,411	(30,641)	(80,554)	165,625
Information Technology	—	10	—	7,842	297,000
Common Stocks:
Information Technology	—	—	—	7,806	141,919
Total	$934,623	$92,970	$(29,630)	$(66,902)	$1,195,799

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2026[1]
Corporate Bonds & Notes:
Financials	—	—	—	$0 *	—
Health Care	$(1,011)	—	—	0 *	—
Senior Loans:
Consumer Discretionary	(462,185)	—	—	471,737	$(2,821)
Financials	(491,259)	—	—	100,250	1,250
Industrials	(59,952)	—	—	85,889	(80,554)
Information Technology	—	—	—	304,852	7,842
Common Stocks:
Information Technology	—	—	—	149,725	7,806
Total	$(1,014,407)	—	—	$1,112,453	$(66,477)

*	Amount represents less than $1.
[1]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(d) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.
(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of April 30, 2026, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $1,673. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. The actual source of the Fund’s fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Common Stockholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2026, there were no capital gains tax liabilities accrued on unrealized gains.
(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding (“managed assets”).
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London do not receive any compensation from the Fund. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
Effective June 30, 2026, Western Asset Japan will cease to serve as a subadviser to the Fund.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

During periods in which the Fund utilizes financial leverage, the fees paid to FTFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Effective June 10, 2024, FTFA implemented a voluntary investment management fee waiver of 0.10% that will continue until June 10, 2026.
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $68,187, which included an affiliated money market fund waiver of $1,010.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$23,468,772
Sales	29,740,628
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$126,612,707	$6,418,428	$(3,307,751)	$3,110,677
Forward foreign currency contracts	—	302,371	(1,673)	300,698
Transactions in reverse repurchase agreements for the Fund during the six months ended April 30, 2026, were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$4,678,836	4.221%	$4,690,435

* Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.
Interest rates on reverse repurchase agreements ranged from 4.160% to 4.400% during the six months ended April 30, 2026. Interest expense incurred on reverse repurchase agreements totaled $99,293.
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2026.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$302,371

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,673

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(175,539)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$412,809
During the six months ended April 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Forward foreign currency contracts (to buy)	$20,057,591
Forward foreign currency contracts (to sell)	106,462

*	Based on the average of the market values at each month-end during the period.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Citibank N.A.	$76,858	$(1,673)	$75,185	—	$75,185
JPMorgan Chase & Co.	225,513	—	225,513	—	225,513
Total	$302,371	$(1,673)	$300,698	—	$300,698

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Tender offer
At the Fund’s re-convened Special Meeting of Stockholders held on June 10, 2024, stockholders approved a proposal to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on December 2, 2024, and eliminating the Fund’s fundamental policy to liquidate on or about December 2, 2024, each of which will only be effective upon at least $50 million of net assets remaining in the Fund following the completion of a tender offer. The tender offer was conducted at a price per share equal to 100% of the Fund’s net asset value per share on the day on which the tender offer expires. The tender offer commenced on September 3, 2024, and expired on October 1, 2024. On October 2, 2024, the Fund announced the final results of the tender offer. A total of 7,429,768 shares were duly tendered and not withdrawn, representing approximately 49.70% of the Fund’s common shares outstanding. The shares accepted for tender were repurchased at a price of $12.96 per share, equal to 100% of the per share net asset value as of the close of the regular trading session of the New York Stock Exchange on October 1, 2024. Shares that were not tendered will remain outstanding.
6. Loan
The Fund has a Margin Loan and Security Agreement (the “Credit Agreement”) with Bank of America, N.A. (“BofA”) that allows the Fund to borrow up to an aggregate amount of $50,000,000 and renews daily for a 179-day term unless notice to the contrary is given to the Fund. The Fund pays interest on borrowings calculated based on SOFR plus applicable margin. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.20% except that the commitment fee is 0.15% when the aggregate outstanding balance of the loan is equal to or greater than 50% of the maximum commitment amount. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BofA. The Fund’s Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt,
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the Credit Agreement for the six months ended April 30, 2026 was $952,251. For the six months ended April 30, 2026, the Fund incurred commitment fees in the amount of $6,894. For the six months ended April 30, 2026, the average daily loan balance was $40,859,116 and the weighted average interest rate was 4.64%. At April 30, 2026, the Fund had $37,500,000 of borrowings outstanding per the Credit Agreement.
7. Distributions subsequent to April 30, 2026
The following distributions have been declared by the Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
5/21/2026	5/29/2026	$0.1220
6/23/2026	6/30/2026	$0.1220
7/24/2026	7/31/2026	$0.1220
8/24/2026	8/31/2026	$0.1220
8. Stock repurchase program
On March 10, 2014, the Fund announced that the Board had authorized the Fund to repurchase in the open market up to 1,600,000 shares of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to the net asset value. The Board directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended April 30, 2026 and the year ended October 31, 2025, the Fund did not repurchase any shares.
Since the Fund’s commencement of the stock repurchase program through April 30, 2026, the Fund repurchased 408,350 shares or 2.66% of its common shares outstanding for the total amount of $7,013,966.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,064,667	$21,366,457	21,366,457	$21,727,632	21,727,632

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$32,289	—	$703,492
10. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 4/30/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	57	3/25	$694	$80	$1.40	0.00%(a)
Spirit Airlines LLC, Warrants	7,032	3/25	85,603	9,845 (b)	1.40	0.01
Total			$86,297	$9,925		0.01%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

11. Deferred capital losses
As of October 31, 2025, the Fund had deferred capital losses of $57,517,346, which have no expiration date, that will be available to offset future taxable capital gains.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s
Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Semi-Annual Report

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset Global Corporate Opportunity Fund Inc. was held on April 17, 2026 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of directors
Nominees	FOR	WITHHELD	ABSTAIN
Carol L. Colman	5,398,225	326,700	130,031
Anthony Grillo	5,496,511	208,133	150,312
Peter Mason	5,483,468	202,344	169,144

At the Meeting, Ms. Colman and Messrs. Grillo and Mason were each duly elected by the shareholders to serve as Class I Directors of the Fund until the 2029 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At April 30, 2026, in addition to Ms. Colman and Messrs. Grillo and Mason, the other Directors of the Fund were as follows:
Robert D. Agdern
Eileen A. Kamerick
Nisha Kumar
Hillary A. Sale
Jane Trust
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended October 31, 2026.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
5,446,606	245,885	162,465	0
Western Asset Global Corporate Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such

Western Asset Global Corporate Opportunity Fund Inc.

withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.
Western Asset Global Corporate Opportunity Fund Inc.

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Western Asset
Global Corporate Opportunity Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Global Corporate Opportunity Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd*
Western Asset Management Company Pte. Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
GDO
*Effective June 30, 2026, Western Asset Management Company Ltd will cease to serve as a subadviser to the Fund.

Western Asset Global Corporate Opportunity Fund Inc.
Western Asset Global Corporate Opportunity Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Global Corporate Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90716-S  6/26

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	On January 27, 2026, John Hwang and Ryan Kohan became part of the portfolio management team of the Fund.

NAME AND ADDRESS	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
John Hwang Western Asset 385 East Colorado Blvd. Pasadena, CA 91101	Since January 27, 2026

Co-portfolio manager of the fund; Responsible for the day-to-day management with other members of the Fund’s portfolio management team; Mr. Hwang is a member of the high-yield desk and specializes in bank loans and corporate structured credit. Mr. Hwang co-manages all collateralized loan obligation (CLO) portfolios and is responsible for all corporate-structured credit investments within Western Asset. Mr. Hwang has over 24 years of investment industry experience.

Ryan Kohan Western Asset 385 East Colorado Blvd. Pasadena, CA 91101	Since January 27, 2026

Co-portfolio manager of the fund; Responsible for the day-to-day management with other members of the Fund’s portfolio management team; Mr. Kohan is Head of Bank Loans and has been employed by Western Asset as an investment professional for at least the past five years. Mr. Kohan has over 17 years of investment industry experience.

The following tables set forth certain additional information with respect to the above named fund’s investment professional responsible for the day-to-day management with other members of the Fund’s portfolio management team for the fund. Unless noted otherwise, all information is provided as of April 30, 2026.

Other Accounts Managed by Investment Professional

The table below identifies the number of accounts (other than the fund) for which the below named fund’s investment professional has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.

Name of PM	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
John Hwang‡	Other Registered Investment Companies	5	$2.00 billion	None	None
	Other Pooled Vehicles	9	$2.04 billion	6	$1.86 billion
	Other Accounts	2	$430 million	None	None
Ryan Kohan‡	Other Registered Investment Companies	8	$2.94 billion	None	None
	Other Pooled Vehicles	22	$8.12 billion	9	$2.26 billion
	Other Accounts	13	$2.02 billion	None	None

‡	The numbers above reflect the overall number of portfolios managed by employees of Western Asset Management Company (“Western Asset”). Western Asset’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. They are responsible for overseeing implementation of Western Asset’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

(a)(3): Investment Professional Compensation

Conflicts of Interest

The Subadviser has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Subadviser or an affiliate has an interest in the account. The Subadviser has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. Eligible accounts that can participate in a trade generally share the same price on a pro-rata allocation basis, taking into account differences based on factors such as cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Subadviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Subadviser may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. The Subadviser’s team approach to portfolio management and block trading approach seeks to limit this potential risk.

The Subadviser also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimis value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the Subadviser have access to transactions and holdings information regarding client accounts and the Subadviser’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Subadviser maintains a Code of Ethics that is compliant with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Subadviser’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Subadviser’s compliance monitoring program.

The Subadviser may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Subadviser also maintains a compliance monitoring program and engages independent auditors to conduct a SOC1/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Investment Professional Compensation

With respect to the compensation of the Fund’s investment professionals, the Subadviser’s compensation system assigns each employee a total compensation range, which is derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits and a retirement plan.

In addition, the Subadviser’s employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Subadviser and are determined by the professional’s job function and pre-tax performance as measured by a formal review process. All bonuses are completely discretionary. The principal factor considered is an investment professional’s investment performance versus appropriate peer groups and benchmarks (e.g., a securities index and with respect to the Fund, the benchmark set forth in the Fund’s Prospectus to which the Fund’s average annual total returns are compared or, if none, the benchmark set forth in the Fund’s annual report). Performance is reviewed on a 1, 3 and 5 year basis for compensation—with 3 and 5 years having a larger emphasis. The Subadviser may also measure an investment professional’s pre-tax investment performance against other benchmarks, as it determines appropriate. Because investment professionals are generally responsible for multiple accounts (including the Fund) with similar investment strategies, they are generally compensated on the performance of the aggregate group of similar accounts, rather than a specific account. Other factors that may be considered when making bonus decisions include client service, business development, length of service to the Subadviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Subadviser’s business.

Finally, in order to attract and retain top talent, all investment professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include long-term incentives that vest over a set period of time past the award date.

Investment Professional Securities Ownership

The table below identifies the dollar range of securities beneficially owned by the named investment professional as of April 30, 2026.

Investment Professional	Dollar Range of Portfolio Securities Beneficially Owned
John Hwang	A
Ryan Kohan	A

Dollar Range ownership is as follows:
A: none
B: $1 - $10,000
C: 10,001 - $50,000
D: $50,001 - $100,000
E: $100,001 - $500,000
F: $500,001 - $1 million
G: over $1 million

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Global Corporate Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026